GOVERNMENT ASSISTANCE (Tables)	12 Months Ended
Nov. 30, 2021
GOVERNMENT ASSISTANCE
Schedule of CEWS reduction against the income statement components

	For the year ended
		November 30,
	2021	2020
	$	$
Inventory / Cost of sales	1,628	1,968
Wages and salaries	5,712	2,510
	7,340	4,478